Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Aug. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Percentage of votes in terms of shares held by the holders of redeemable convertible preferred stock needed to approve conversion into common stock	70.00%		70.00%		70.00%
Stock issued during the period shares stock options excercised		782,300	160,000	978,184	160,000
Proceeds from the exercise of stock options	$ 16,000	$ 73,000	$ 16,000	$ 89,000
Share based compensation by share based payment arrangement number of shares authorized for issuance	47,571,987		47,571,987		47,571,987
Allocated share based compensation expense	$ 200,000	$ 100,000	$ 300,000	$ 200,000
Share-based Payment Arrangement, Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options	1,300,000		$ 1,300,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition			1 year 1 month 6 days
Share-based Payment Arrangement, Nonemployee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options	$ 100,000		$ 100,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition			4 months 24 days
Two Thousand And Thirteen Amended Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement number of shares available for grant	1,273,525		1,273,525		1,376,962
Share based compensation by share based arrangement term			10 years
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value					25.00%
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share Based Payment Award Tranche Four [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award vesting rights percentage			25.00%		25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement term			10 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value			100.00%		100.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Holders Of Ten Percent Or More Of All Classes Of Common Stock [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement term			5 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value					110.00%
Percentage of voting power of all classes of common stock	10.00%		10.00%		10.00%
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets	$ 250,000,000		$ 250,000,000			$ 250,000,000
Proceeds from initial public offering gross			$ 60,000,000		$ 60,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share			$ 0.0313184		$ 0.0313184
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share			0.0390768		0.0390768
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share			$ 0.04112		$ 0.04112